Related-Party Transactions (Details) (USD $)	12 Months Ended			3 Months Ended		9 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2012
Information on related party transaction
Receivables from related parties	$ 1,404,000	$ 1,307,000		3,411,000		$ 3,411,000
GPC
Information on related party transaction
Receivables from related parties	436,000	275,000		61,000		61,000
GPC | Second amended and restated terminal storage rental and throughput agreement
Future minimum payments due to related parties
2014	7,262,000
2015 (1/1/15 - 7/31/15)	4,236,000
Total	11,498,000
Information on related party transaction
Annual consumer price index adjustments included in expenses	1,800,000	1,700,000	1,500,000
GPC | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family
Related Party Transactions
Percentage ownership interest	100.00%			100.00%
GPC | Amended and restated services agreement
Information on related party transaction
Notice period to terminate the receipt of services under the agreement	180 days			180 days
Income from services provided to related parties	96,000	96,000	96,000	24,000	24,000	72,000	72,000
Alliance
Information on related party transaction
Sales to related parties		40,600,000	187,100,000
Alliance | Amended and restated services agreement
Information on related party transaction
Income from services provided to related parties		31,000	187,000
Gains or losses recognized as a result of the termination of agreement	0
Alliance | Management agreements | Global Companies LLC and GMG
Information on related party transaction
Management fee		400,000	2,600,000
Overhead reimbursement		300,000	1,600,000
AE Holdings | Shared services agreement | Global Companies LLC
Information on related party transaction
Amount to be paid per year						15,000		15,000
Notice period to terminate the receipt of services under the agreement	180 days					180 days
General Partner
Information on related party transaction
Expenses incurred from transactions with related parties	63,300,000	44,900,000	48,900,000	21,000,000	13,900,000	57,300,000	45,000,000
Receivables from related parties	968,000	1,032,000		3,350,000		3,350,000
General Partner | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family
Information on related party transaction
Successive term after July 31, 2015 under the agreement	1 year			1 year
Expenses incurred from transactions with related parties	$ 9,100,000	$ 8,900,000	$ 8,800,000	2,300,000	$ 2,300,000	$ 6,900,000	$ 6,800,000
General Partner | Second amended and restated terminal storage rental and throughput agreement | Members of Slifka family | Minimum
Information on related party transaction
Notice period to terminate the receipt of services under the agreement	90 days			90 days